FINANCIAL ASSETS AND LIABILITIES - Schedule of Classification of Financial Instruments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	$ 41,109,133	$ 71,856,894
Amortized cost | Long-term debt and other debts | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	292,636,055	224,942,365
FVTPL | Share warrant obligations
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	5,521,709	29,582,203
FVTPL | Conversion options on convertible debt instruments
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	4,041,036	25,034,073
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	26,287,968	29,892,966
Amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	22,429,860	40,621,997
Amortized cost | Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 22,854,384	$ 26,625,156